Inventories, Net	6 Months Ended
Mar. 31, 2026
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 5 – INVENTORIES, NET

Inventories, net as of March 31, 2026 and September 30, 2025 consisted of the following:

	March 31, 2026	September 30, 2025
Raw materials	$15,034,280	$14,023,679
Work in process	267,395	267,465
Finished goods	13,647,359	9,793,567
Total inventories	28,949,034	$24,084,711
Less: inventory valuation allowance	-	-
Inventories, net	$28,949,034	$24,084,711

There was no inventory write-downs recognized for the six months ended March 31, 2026 and 2025.